Stock-based compensation - Reconciliation of RSU, DSU and PSU Options Outstanding (Details)	12 Months Ended
	Mar. 31, 2022 shares $ / shares	Mar. 31, 2021 shares $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	6,796,039	7,557,574
Granted (in shares)	7,920,684	2,183,108
Forfeited (in shares)	(1,832,054)	(1,219,823)
Outstanding - End of fiscal year (in shares)	11,823,310	6,796,039
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 24.48	$ 15.38
Weighted average exercise price, options granted (in USD per share) | $ / shares	49.47	41.55
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	47.84	22.48
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 38.37	$ 24.48
RSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	939,833	117,769
Granted (in shares)	3,016,792	989,384
Released (in shares)	(219,208)	(36,515)
Forfeited (in shares)	(423,286)	(130,805)
Outstanding - End of fiscal year (in shares)	3,314,131	939,833
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 44.93	$ 24.67
Weighted average exercise price, options granted (in USD per share) | $ / shares	48.89	45.73
Weighted average exercise price, options released (in USD per share) | $ / shares	52.19	32.17
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	55.50	36.30
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 46.71	$ 44.93
DSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	14,751	7,109
Granted (in shares)	20,227	7,642
Released (in shares)	(557)	0
Forfeited (in shares)	0	0
Outstanding - End of fiscal year (in shares)	34,421	14,751
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 26.68	$ 25.66
Weighted average exercise price, options granted (in USD per share) | $ / shares	47.14	27.64
Weighted average exercise price, options released (in USD per share) | $ / shares	73.39	0
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	0	0
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 37.95	$ 26.68
PSU
Disclosure of range of exercise prices of outstanding share options [line items]
Outstanding - Beginning of year (in shares)	75,182	84,326
Granted (in shares)	953,290	66,038
Released (in shares)	(51,094)	(51,094)
Forfeited (in shares)	(24,088)	(24,088)
Outstanding - End of fiscal year (in shares)	953,290	75,182
Weighted average exercise price, options outstanding, beginning of year (in USD per share) | $ / shares	$ 24.90	$ 24.75
Weighted average exercise price, options granted (in USD per share) | $ / shares	28.73	25.09
Weighted average exercise price, options released (in USD per share) | $ / shares	24.97	24.97
Weighted average exercise price, options forfeited (in USD per share) | $ / shares	24.75	24.75
Weighted average exercise price, options outstanding, end of year (in USD per share) | $ / shares	$ 28.73	$ 24.90
Share options conditional to share price
Disclosure of range of exercise prices of outstanding share options [line items]
Granted (in shares)	2,500,000